SHORT AND LONG-TERM DEBT - SCHEDULE OF MATURITIES OF LONG-TERM DEBT (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 300,098
2019	0
2020	350,000
2021	84,715
2022	0
Thereafter	$ 1,543,639